COVID-19 (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Summary of Loan Portfolio by Collateral Type Within Major Categories	The following table details the Company's loan portfolio by collateral type within major categories as of June 30, 2020:

(Dollars in thousands)	Balance	Number of Loans	Average Loan Balance	Minimum/ Maximum Loan Balance			Allowance for Loan Losses	Percent of Total Loans
Residential Mortgage Loans	$216,419	2,101	$103	$1	-	$1,566	$756	27%

Commercial Real Estate:
Mixed Use	$41,179	50	$824	$26	-	$7,433	$672	5%
Multi-Family Residential	39,952	57	701	27	-	6,009	652	5%
Hotels and Motels	33,258	10	3,326	226	-	11,500	543	4%
Office	32,035	58	552	12	-	4,902	523	4%
Retail	22,720	52	437	1	-	5,217	371	3%
1-4 Family Residential	18,433	146	126	10	-	1,250	301	2%
Automobile Dealership	16,497	10	1,650	173	-	6,629	269	2%
Recreation/Golf Course/Marina	10,812	14	772	32	-	3,150	177	1%
Warehouse	10,790	15	719	8	-	2,678	176	1%
Manufacturing/Industrial	6,625	15	442	3	-	1,438	108	1%
Restaurant	6,346	25	254	10	-	1,311	104	1%
Automobile Repair	4,829	10	483	61	-	2,342	79	1%
Not-For-Profit & Community Service Real Estate	3,378	3	1,126	109	-	1,679	55	0%
Land	3,418	5	684	76	-	2,000	56	0%
Skilled Nursing Facility	3,503	1	3,503	3,503	-	3,503	57	1%
All Other	7,049	36	196	17	-	745	115	1%
Total Commercial Real Estate Loans	$260,824	507	$514				$4,258	32%

Commercial and Industrial:
Secured Term Loans	$63,672	360	$177	$0	-	$6,035	$1,525	8%
Unsecured Term Loans	19,494	131	149	0	-	1,647	467	3%
Secured Lines of Credit	42,370	288	147	0	-	5,000	1,015	5%
Unsecured Lines of Credit	11,140	143	78	0	-	2,999	267	1%
Total Commercial and Industrial Loans	$136,676	922	$148				$3,274	17%

Tax Exempt Loans	$7,644	24	$319	$9	-	$2,425	$1	1%

Paycheck Protection Loans	$73,774	641	$115	$1	-	$3,000	$-	9%

Consumer:
Home Equity Lines of Credit	$42,587	1,077	$40	$0	-	$417	$644	5%
Automobile	31,569	1,994	16	1	-	368	476	4%
Consumer Secured	4,302	82	52	23	-	146	65	1%
Consumer Unsecured	32,075	6,539	5	1	-	116	484	4%
All Others	1,969	1,002	2	0	-	60	30	0%
Total Consumer Loans	$112,502	10,694	$11				$1,699	14%

Net deferred loan fees	(1,830)	-	-			-	-	-
Unallocated allowance for loan losses	-	-	-			-	565	-
Total Loans	$806,009	14,889	$54				$10,553	100%